Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits (Detail)	12 Months Ended
	Dec. 31, 2018
Other | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	2.00%	[1]
Other | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	5.80%	[1]
Structured settlement annuities | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	3.30%
Structured settlement annuities | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	9.00%
Other immediate fixed annuities | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	0.00%
Other immediate fixed annuities | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	11.50%
Traditional life insurance | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	3.00%
Traditional life insurance | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	8.00%
Accident and health insurance | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	3.50%
Accident and health insurance | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	6.00%

[1]	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").